UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2016

Date of reporting period: July 31, 2016

Item 1.	Schedule of Investments

Schedule of Investments	FMC Select Fund

July 31, 2016	(Unaudited)

	Shares	Value (000)
Common Stock (97.2%)
Banks (2.3%)
Wells Fargo	140,000	$6,716

Basic Industry (9.3%)
Danaher	150,000	12,216
Fortive*	75,000	3,616
Honeywell International	95,000	11,051

		26,883

Chemicals (6.2%)
PPG Industries	85,000	8,900
WR Grace	120,000	8,985

		17,885

Consumer Products (14.6%)
Autozone*	17,000	13,838
Newell Brands	231,415	12,140
Reckitt Benckiser Group(1)	165,000	16,040

		42,018

Food & Beverage (21.4%)
Anheuser-Busch InBev ADR	115,000	14,886
Diageo PLC	400,000	11,460
Kraft Heinz	112,000	9,676
Nestle ADR	150,000	12,034
Yum! Brands	155,000	13,860

		61,916

Health Care (9.6%)
CVS Health	157,000	14,557
Johnson & Johnson	106,000	13,274

		27,831

Miscellaneous (13.7%)
Berkshire Hathaway, Cl B*	81,550	11,765
Brookfield Asset Management, Cl A	427,500	14,779
Onex	210,150	13,036

		39,580

Services (12.8%)
Aramark	354,000	12,691
KAR Auction Services	240,000	10,265
Service Corporation International	500,000	13,860

		36,816

Technology (7.3%)
Alphabet, Cl A*	14,200	11,237
Apple	94,000	9,796

		21,033

Total Common Stock
(Cost $159,114)		280,678

Schedule of Investments	FMC Select Fund

July 31, 2016	(Unaudited)

	Shares	Value (000)
Short-Term Investment (2.8%)
Dreyfus Treasury Prime Cash Management Fund, Cl I, 0.180%(2)	7,975,341	$7,975

(Cost $7,975)
Total Investments (100.0%)
(Cost $167,089)†		$288,653

Percentages are based on Net Assets (in thousands) of $288,586.

*	Non-income producing security.
(1)	Security is traded on a foreign stock exchange.
(2)	The rate shown is the 7-day effective yield as of July 31, 2016.

ADR — American Depositary Receipt

Cl — Class

PLC — Public Limited Company

†	As of July 31, 2016, the tax basis cost of the Fund’s investments was $167,089 (in thousands) and the unrealized appreciation (in thousands) was $121,564.

As of July 31, 2016, all of the investments for the Fund are Level 1, in accordance with the fair value hierarchy.

During the period ended July 31, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended July 31, 2016, the Fund did not hold any Level 3 securities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

FMC-QH-001-2600

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 29, 2016

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: September 29, 2016